ADVISOR’S EDGE VARIABLE ANNUITY

Issued by

Peoples Benefit Life Insurance Company

Supplement Dated February 27, 2003

to the

Prospectus dated May 1, 2002

On or about February 28, 2003, the Strong International Stock Fund II portfolio will be liquidated, and therefore, the Strong International Stock Fund II subaccount will be closed to all investors on February 27, 2003. This means the Strong International Stock Fund II subaccount will no longer be available.

On the liquidation date, the shares of all assets remaining in the Strong International Stock Fund II subaccount will automatically be exchanged for shares of the Federated Prime Money Fund II subaccount, in equal value.

This Prospectus Supplement must be accompanied

by the Prospectus for the

Advisor’s Edge Variable Annuity dated May 1, 2002

ADVISOR’S EDGE SELECT VARIABLE ANNUITY

Issued by

Peoples Benefit Life Insurance Company

Supplement Dated February 27, 2003

to the

Prospectus dated May 1, 2002

On or about February 28, 2003, the Strong International Stock Fund II portfolio will be liquidated, and therefore, the Strong International Stock Fund II subaccount will be closed to all investors on February 27, 2003. This means the Strong International Stock Fund II subaccount will no longer be available.

On the liquidation date, the shares of all assets remaining in the Strong International Stock Fund II subaccount will automatically be exchanged for shares of the Federated Prime Money Fund II subaccount, in equal value.

This Prospectus Supplement must be accompanied

by the Prospectus for the

Advisor’s Edge Select Variable Annuity dated May 1, 2002